Issued capital and reserves - Movement in shares issued (Details) - shares	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period (in shares)	211,252,951	40,000,000		211,252,951	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	151,542,785		0	151,542,785
Number of shares issued, end of period (in shares)	216,252,951	191,542,785		216,252,951	191,542,785
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Blue Group Holding A.G. September 2021 (in shares)	5,000,000	0		5,000,000	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period (in shares)	187,534,962	40,000,000	40,000,000	187,534,962	40,000,000	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	127,824,796	0	0	127,824,796	0
Number of shares issued, end of period (in shares)	192,534,962	167,824,796	40,000,000	192,534,962	167,824,796	40,000,000
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Blue Group Holding A.G. September 2021 (in shares)	5,000,000	0	0	5,000,000	0	0
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period (in shares)	23,717,989	0		23,717,989	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	23,717,989		0	23,717,989
Number of shares issued, end of period (in shares)	23,717,989	23,717,989		23,717,989	23,717,989
Preference shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Blue Group Holding A.G. September 2021 (in shares)	0	0		0	0